Earnings Per Share (Notes)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The Company presents both basic and diluted EPS amounts. Basic EPS is calculated by dividing net income attributable to Johnson Controls, Inc. by the weighted average number of common shares outstanding during the reporting period. Diluted EPS is calculated by dividing net income attributable to Johnson Controls, Inc. by the weighted average number of common shares and common equivalent shares outstanding during the reporting period that are calculated using the treasury stock method for stock options and unvested restricted stock. The treasury stock method assumes that the Company uses the proceeds from the exercise of stock option awards to repurchase common stock at the average market price during the period. The assumed proceeds under the treasury stock method include the purchase price that the grantee will pay in the future, compensation cost for future service that the Company has not yet recognized and any windfall tax benefits that would be credited to capital in excess of par value when the award generates a tax deduction. If there would be a shortfall resulting in a charge to capital in excess of par value, such an amount would be a reduction of the proceeds. For unvested restricted stock, assumed proceeds under the treasury stock method would include unamortized compensation cost and windfall tax benefits or shortfalls.

The following table reconciles the numerators and denominators used to calculate basic and diluted earnings per share (in millions):

	Year Ended September 30,
	2015	2014	2013
Income Available to Common Shareholders
Income from continuing operations	$1,439	$1,404	$992
Income (loss) from discontinued operations	124	(189)	186
Basic and diluted income available to common shareholders	$1,563	$1,215	$1,178

Weighted Average Shares Outstanding
Basic weighted average shares outstanding	655.2	666.9	683.7
Effect of dilutive securities:
Stock options and unvested restricted stock	6.3	7.9	5.5
Diluted weighted average shares outstanding	661.5	674.8	689.2

Antidilutive Securities
Options to purchase common shares	0.4	0.1	0.8

During the three months ended September 30, 2015 and 2014, the Company declared a dividend of $0.26 and $0.22, respectively, per common share. During the twelve months ended September 30, 2015 and 2014, the Company declared four quarterly dividends totaling $1.04 and $0.88, respectively, per common share. The Company pays all dividends in the month subsequent to the end of each fiscal quarter.